Related Party Transactions - Schedule of Breakdown of Related Party Central Service Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Interest expense	$ 4.4	$ 13.5	$ 22.3
Guarantee commission	0.1	0.0	0.3
Total related party services	25.4	39.3	43.4
Allocation of General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Total allocated headoffice costs	3.1	3.0	2.7
Share in Governance and Stewardship VTTI [Member]
Related Party Transaction [Line Items]
Total allocated headoffice costs	4.7	4.6	4.0
Allocation of Long Term Incentive Plan [Member]
Related Party Transaction [Line Items]
Total allocated headoffice costs	0.0	3.3	0.3
IT and IT Related Services [Member]
Related Party Transaction [Line Items]
Cost of services	2.6	3.0	2.1
HSE Services [Member]
Related Party Transaction [Line Items]
Cost of services	0.1	0.1	0.2
HR Services [Member]
Related Party Transaction [Line Items]
Cost of services	$ 10.4	$ 11.8	$ 11.5